Other expenses	12 Months Ended
Dec. 31, 2025
Other expenses
Other expenses

13Other expenses

	2025	2024	2023
Intermediated Money Transaction Tax(1)	2,312	1,387	1,266
Corporate and social responsibility	2,050	1,326	1,504
Impairment of property, plant and equipment (note 18)	—	1,711	877
Impairment of exploration and evaluation assets (note 17)	401	—	—
Impairment Solar - replacement part	—	385	—
Impairment Solar – VAT and duty receivables	—	—	720
Loss on sale of property, plant and equipment	—	32	—
Retirement benefits	27	2,099	—
Other	288	—	—
	5,078	6,940	4,367

(1)	Intermediate Money Transfer Tax (“IMTT”) is a transaction-based tax charged on electronic money transfer and transactions in Zimbabwe.